STOCKHOLDERS' DEFICIT (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Dividend yield	0.00%	0.00%
Expected life	2 years	2 years
Estimated fair value of the Company's common stock		$ 0.155
Minimum [Member]
Expected annual volatility	307.00%	307.00%
Discount rate	2.20%	2.20%
Estimated fair value of the Company's common stock	$ .125
Maximum
Expected annual volatility	311.00%	311.00%
Discount rate	2.30%	2.30%
Estimated fair value of the Company's common stock	$ .155	$ 0.125